Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2017	2018	2019
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	178,986	113,714	148,928
Restricted cash – current portion	7,238	5,600	6,912
Restricted cash – non-current portion	32,661	47,177	40,031
Total cash, cash equivalents and restricted cash	$218,885	$166,491	$195,871

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2017	2018	2019
A	28%	27%	22%
B	29%	27%	24%
C	16%	10%	10%
D	21%	24%	38%
Total	94%	88%	94%